Risk Management - Commodity Derivative Instruments Not Designated as Hedging Instruments (Details) - Non-hedge - Commodity risk management	Dec. 31, 2025 J MWh t	Dec. 31, 2024 MWh J t
Electricity
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	46,274,000	47,593,000
Notional amount purchased	4,244,000	8,416,000
Natural Gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | J	13,374,000	2,122,000
Notional amount purchased | J	66,414,000	79,194,000
Transmission
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	0	0
Notional amount purchased	377,000	292,000
Emissions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	95,000	167,000
Notional amount purchased	55,000	370,000
Notional amount sold | t	3,150,000	1,850,000
Notional amount purchased | t	650,000	150,000
Coal
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | t	0	0
Notional amount purchased | t	0	1,728,000